Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Operating lease expenses	$ 9.5	$ 8.4	$ 6.3
Operating leases future minimum lease payments [Abstract]
2013	7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
Total	$ 24.5